STOCK-BASED COMPENSATION (Details 1) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock equivalent, Number outstanding, Begining balance	608,290,000	562,540,000	542,190,000	395,540,000
Common stock equivalent, Granted	114,500,000	66,000,000	167,500,000	146,650,000
Common stock equivalent, Cancelled	(84,190,000)	(20,250,000)	(147,150,000)
Common stock equivalent, Number outstanding, Ending balance	638,600,000	608,290,000	562,540,000	542,190,000
Price Appreciation Certificates [Member]
Common stock equivalent, Number outstanding, Begining balance	550,400,000	505,400,000	486,100,000	362,400,000
Common stock equivalent, Granted	105,000,000	60,000,000	158,000,000	123,700,000
Common stock equivalent, Cancelled	(66,000,000)	(15,000,000)	(138,700,000)
Common stock equivalent, Number outstanding, Ending balance	589,400,000	550,400,000	505,400,000	486,100,000
Options [Member]
Common stock equivalent, Number outstanding, Begining balance	57,890,000	57,140,000	56,090,000	33,140,000
Common stock equivalent, Granted	9,500,000	6,000,000	9,500,000	22,950,000
Common stock equivalent, Cancelled	(18,190,000)	(5,250,000)	(8,450,000)
Common stock equivalent, Number outstanding, Ending balance	49,200,000	57,890,000	57,140,000	56,090,000